ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Classified As Held For Sale
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

23. ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

On December 25, 2024, the Company announced it would sell its subsidiary, Bijie Yabei New Energy Automobile Co., Ltd. (“Bijie Yabei”). Subsequently, on January 8, 2025, the Company entered into an equity transfer agreement with a third party, stipulating a nominal consideration of RMB 1 for the transfer of Bijie Yabei, which had negative net assets, with a US$86,338 loss on the disposal of a group of assets held for sale recognized. The completion of the transaction shortly after the prior-period reporting date indicated that the held-for-sale criteria were met as of the reporting date. As of December 31, 2024, the disposal group consisted of US$465,773 of other receivables, US$552,111 of other payables and intangible assets with nil net book value. Consequently, the disposal group was classified as current assets held for sale and current liabilities held for sale, respectively, on the face of Balance Sheet.

However, from the qualitative and quantitative perspective, the disposal group did not represent a strategic shift on the Company’s operations and financial results. Consequently, the Company determined that the disposal group did not meet the criteria for classification as discontinued operations and maintained its income statement presentation on a continuing operations basis.